Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 51,544	$ 49,292
Restricted cash	5,248	7,366
Accounts receivable, net	11,449	20,933
Due from related parties, short-term	19,000	25,047
Prepaid expenses and other current assets	4,124	4,644
Total current assets	91,365	107,282
Vessels, net	1,278,483	1,306,923
Goodwill	1,579	1,579
Other long-term assets	900	900
Deferred dry dock and special survey costs, net	13,273	10,172
Investment in affiliates	129,286	196,695
Due from related parties, long-term	106,509	80,068
Total non-current assets	1,530,030	1,596,337
Total assets	1,621,395	1,703,619
Current liabilities
Accounts payable	4,422	4,855
Accrued expenses	11,601	11,047
Due to related parties, short-term	5,937	0
Deferred revenue	8,451	8,519
Current portion of long-term debt, net of deferred finance costs	38,814	55,000
Total current liabilities	69,225	79,421
Long-term debt, net of current portion, premium and net of deferred finance costs	1,045,885	1,040,938
Deferred gain on sale of assets	7,218	7,829
Total non-current liabilities	1,053,103	1,048,767
Total liabilities	1,122,328	1,128,188
Commitments and contingencies	0	0
Puttable common stock 75,000 and 250,000 shares issued and outstanding with $750 and $2,500 redemption amount as of June 30, 2017 and December 31, 2016, respectively	750	2,500
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 1,000 series C shares issued and outstanding as of June 30, 2017 and December 31, 2016.	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 150,407,990 and 150,582,990 issued and outstanding as of June 30, 2017 and December 31, 2016, respectively	15	15
Additional paid-in capital	533,816	541,720
(Accumulated deficit)/ Retained earnings	(35,514)	31,196
Total stockholders' equity	498,317	572,931
Total liabilities and stockholders' equity	$ 1,621,395	$ 1,703,619